UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23127)

GoodHaven Funds Trust

(Exact name of registrant as specified in charter)

374 Millburn Avenue, Suite 306

Millburn, New Jersey 07041
(Address of principal executive offices) (Zip code)

Larry Pitkowsky

374 Millburn Avenue, Suite 306
Millburn, New Jersey 07041
(Name and address of agent for service)

305-677-7650

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a)

GoodHaven Fund
GOODX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the GoodHaven Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund, including the most recent Shareholder letter, at https://www.goodhavenfunds.com/communications/.  You can also request this information by contacting us at 1-855-654-6639.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GoodHaven Fund	$60	1.10%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$271,579,179
Number of Holdings	37
Portfolio Turnover	3%
Visit https://www.goodhavenfunds.com/performance/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)

Top Sectors	(%)
Finance and Insurance	31.3%
Mining, Quarrying, and Oil and Gas Extraction	9.6%
Professional, Scientific, and Technical Services	6.8%
Manufacturing	5.9%
Financials	5.0%
Retail Trade	3.8%
Construction	3.5%
Industrials	3.2%
Wholesale Trade	2.1%
Cash & Other	28.8%

Top 10 Issuers	(%)
United States Treasury Bill	25.8%
Berkshire Hathaway, Inc.	12.5%
Alphabet, Inc.	6.8%
Builders FirstSource, Inc.	5.9%
Bank of America Corp.	5.3%
EXOR NV	5.0%
Jefferies Financial Group, Inc.	4.2%
Devon Energy Corp.	4.1%
Lennar Corp.	3.5%
TerraVest Industries, Inc.	3.2%

Top Industries	(%)
Diversified Holding Companies	12.5%
Oil & Gas Exploration & Production	8.6%
Interactive Media & Services	6.8%
Capital Markets	6.4%
Banks-Diversified	5.9%
General Building Materials	5.9%
Investment Management	5.4%
Industrial Conglomerate	5.0%
Home Builder	3.5%
Cash & Other	40.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.goodhavenfunds.com
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your GoodHaven Fund documents not be householded, please contact GoodHaven Fund at 1-855-654-6639, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by GoodHaven Fund or your financial intermediary.
GoodHaven Fund	PAGE 1	TSR_SAR_38217G103

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

GoodHaven Funds Trust
Core Financial Statements
May 31, 2024

GoodHaven Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.2%
Banks-Diversified - 5.9%
Bank of America Corp.	359,500	$14,376,405
JPMorgan Chase & Co.	8,000	1,621,040
		15,997,445
Capital Markets - 6.4%
Jefferies Financial Group, Inc.	242,512	11,281,658
The Goldman Sachs Group, Inc.	13,600	6,208,672
		17,490,330
Diversified Holding Companies - 12.5%
Berkshire Hathaway, Inc. - Class B(a)	81,800	33,897,920
General Building Materials - 5.9%
Builders FirstSource, Inc.(a)	99,400	15,982,526
Government Agency - 0.1%
Federal National Mortgage Association(a)	200,000	310,000
Home Builder - 3.5%
Lennar Corp. - Class B	65,036	9,512,166
Industrial Conglomerate - 5.0%
EXOR NV	121,062	13,516,720
Insurance - 0.0%(b)
Brookfield Reinsurance Ltd.(a)	252	10,952
Interactive Media & Services - 6.8%
Alphabet, Inc. - Class C(a)	106,200	18,474,552
Investment Management - 5.4%
Brookfield Asset Management Ltd. - Class A	9,201	361,047
Brookfield Corp.	154,548	6,721,293
KKR & Co., Inc.	75,000	7,713,000
		14,795,340
Machinery, Equipment, and Supplies Merchant Wholesalers - 0.6%
Global Industrial Co.	47,805	1,654,531
Mortgage Banking - 0.5%
Guild Holdings Co. - Class A	85,011	1,235,210
Oil & Gas Equipment & Services - 3.2%
TerraVest Industries, Inc.	158,300	8,630,744

	Shares	Value
Oil & Gas Exploration & Production - 7.1%
Devon Energy Corp.	229,161	$11,247,222
Vitesse Energy, Inc.	319,789	8,161,015
		19,408,237
Oil & Gas Infrastructure - 1.0%
Hess Midstream LP - Class A	75,667	2,629,428
Property/Casualty Insurance - 2.7%
The Progressive Corp.	35,000	7,391,300
Real Estate - 1.1%
Camden Property Trust	29,500	3,028,175
Specialty Retail - 1.0%
Academy Sports & Outdoors, Inc.	45,000	2,596,050
Technology Distributors - 1.5%
Arrow Electronics, Inc.(a)	30,500	4,004,955
TOTAL COMMON STOCKS (Cost $91,874,351)		190,566,581

	Contracts
WARRANTS - 1.5%
Oil & Gas Exploration & Production - 1.5%
Occidental Petroleum Corp., Expires August 03, 2027, Exercise Price $22.00(a)	103,522	4,160,549
TOTAL WARRANTS (Cost $4,034,209)		4,160,549

	Shares
PREFERRED STOCKS - 0.6%
Government Agency - 0.6%
Federal National Mortgage Association
Series E, 5.10%, Perpetual	7,750	57,311
Series N, 5.50%, Perpetual	31,037	227,861
Series R, 7.63%, Perpetual	69,980	293,216
Series T, 8.25%, Perpetual	216,881	1,012,835
TOTAL PREFERRED STOCKS (Cost $929,908)		1,591,223

	Par
SHORT-TERM INVESTMENTS - 25.8%
U.S. Treasury Bills - 25.8%
5.25%, 06/04/2024(c)	5,000,000	4,999,278
5.13%, 07/05/2024(c)	5,000,000	4,976,622
5.16%, 07/18/2024(c)	9,000,000	8,940,994
5.20%, 08/22/2024(c)	13,000,000	12,848,598
5.23%, 09/05/2024(c)	5,000,000	4,931,915

The accompanying notes are an integral part of these financial statements.

1

GoodHaven Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
5.28%, 09/19/2024(c)	19,000,000	$18,701,923
5.28%, 10/10/2024(c)	4,000,000	3,925,335
5.29%, 11/07/2024(c)	11,000,000	10,752,440
TOTAL SHORT-TERM INVESTMENTS (Cost $70,071,456)		70,077,105
TOTAL INVESTMENTS - 98.1% (Cost $166,909,924)		$266,395,458
Money Market Deposit Account - 1.7%(d)		4,549,620
Other Assets in Excess of Liabilities - 0.2%		634,101
TOTAL NET ASSETS - 100.0%		$271,579,179

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown is the effective yield.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

2

GOODHAVEN FUND
Statement of Assets and Liabilities
May 31, 2024 (Unaudited)

ASSETS
Investments in securities, at value (Cost $166,909,924) (Note 2)	$266,395,458
Cash equivalents	4,549,620
Receivables:
Dividends and interest	154,292
Investments sold	2,609,760
Fund shares sold	912,780
Total assets	274,621,910

LIABILITIES
Payables:
Fund shares redeemed	2,793,084
Management fees	204,257
Support services fees	45,390
Total liabilities	3,042,731
NET ASSETS	$271,579,179

COMPONENTS OF NET ASSETS
Paid-in capital	$169,068,579
Total distributable (accumulated) earnings (losses)	102,510,600
Net assets	$271,579,179
Net Asset Value (unlimited shares authorized):
Net assets	$271,579,179
Shares of beneficial interest issued and outstanding	5,765,309
Net asset value, offering and redemption price per share	$47.11

The accompanying notes are an integral part of these financial statements.

3

GOODHAVEN FUND
Statement of Operations
For the Six Months Ended May 31, 2024 (Unaudited)

INVESTMENT INCOME
Dividend income	$1,274,286
(net of $17,244 in foreign withholding taxes)
Interest	1,847,043
Total investment income	3,121,329

EXPENSES
Management fees	1,098,905
Support services fees	244,201
Total expenses	1,343,106
Net investment income (loss)	1,778,223

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS & FOREIGN CURRENCY
Net realized gain (loss) on transactions from investments & foreign currency	1,408,633
Net change in unrealized appreciation/depreciation on investments & foreign currency	36,042,849
Net realized and unrealized gain (loss)	37,451,482
Net increase (decrease) in net assets resulting from operations	$39,229,705

The accompanying notes are an integral part of these financial statements.

4

GOODHAVEN FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$1,778,223	$1,723,072
Net realized gain (loss) on investments & foreign currency	1,408,633	2,669,453
Change in unrealized appreciation/depreciation on investments & foreign currency	36,042,849	19,318,718
Net increase (decrease) in net assets resulting from operations	39,229,705	23,711,243

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(3,056,371)	(387,947)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares[1]	32,384,251	72,681,696
Total increase (decrease) in net assets	68,557,585	96,004,992

NET ASSETS
Beginning of period	203,021,594	107,016,602
End of period	$271,579,179	$203,021,594

[1]	Summary of capital share transactions is as follows:

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30, 2023
	Shares	Value	Shares	Value
Shares sold	1,007,199	$44,253,110	2,012,260	$78,894,571
Shares issued on reinvestment of distributions	68,245	2,762,562	10,125	328,138
Shares redeemed	(325,856)	(14,631,421)	(173,484)	(6,541,013)[2]
Net increase (decrease)	749,588	$32,384,251	1,848,901	$72,681,696

[2]	Net of redemption fees of $6,956.
The accompanying notes are an integral part of these financial statements.

5

GOODHAVEN FUND
Financial Highlights
For a capital share outstanding throughout each period

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Net asset value at beginning of period	$ 40.48	$ 33.79	$ 34.89	$ 26.08	$ 24.48	$ 23.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.33	0.46	0.12	0.05	0.10	0.42
Net realized and unrealized gain (loss) on investments	6.91	6.35	(1.17)	8.88	1.82	0.90
Total from investment operations	7.24	6.81	(1.05)	8.93	1.92	1.32

LESS DISTRIBUTION:
From net investment income	(0.37)	(0.12)	(0.05)	(0.12)	(0.32)	(0.27)
From net realized gain	(0.24)	—	—	—	—	—
Total distributions	(0.61)	(0.12)	(0.05)	(0.12)	(0.32)	(0.27)
Paid-in capital from redemption fees	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value at end of period	$47.11	$40.48	$33.79	$34.89	$26.08	$24.48
Total return	18.15%[3]	20.25%	-3.02%	34.39%	7.93%	5.83%

SUPPLEMENTAL DATA/RATIOS:
Net assets at end of period (millions)	$271.6	$203.0	$107.0	$107.0	$84.0	$94.3
Portfolio turnover rate	3%[3]	14%	17%	13%	32%	8%
Ratio of expenses to average net assets	1.10%[4]	1.10%	1.10%	1.10%	1.11%	1.11%
Ratio of net investment income (loss) to average net assets	1.46%[4]	1.25%	0.37%	0.15%	0.44%	1.81%

[1]	Calculated using the average shares method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not Annualized.
[4]	Annualized.
The accompanying notes are an integral part of these financial statements.

6

GOODHAVEN FUND
Notes to the Financial Statements
May 31, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The GoodHaven Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end investment management company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund commenced operations on April 8, 2011.
The Fund’s investment objective is to seek long-term growth of capital.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange- traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non- exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.
Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite price is not available, then the closing price will be used.
Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser as “valuation designee” of the Board of Trustees (the “Board”) pursuant to policies and procedures adopted pursuant to Rule 2a-5 under the 1940 Act. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

7

GOODHAVEN FUND
Notes to the Financial Statements
May 31, 2024 (Unaudited) (Continued)
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024. See the Schedule of Investments for the industry and security type breakouts.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$190,566,581	$—	$ —	$190,566,581
Warrants	4,160,549	—	—	4,160,549
Preferred Stocks	1,533,912	57,311	—	1,591,223
Short-Term Investments	—	70,077,105	—	70,077,105
Total Investments	$196,261,042	$70,134,416	$—	$266,395,458

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
The Fund may invest, at the time of purchase, up to 10% of the Fund’s net assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Fund’s exposure to certain selected securities. The Fund may employ these techniques as hedging tools as well as speculatively to enhance returns. Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines. As a hedging tool, options may help cushion the impact of market declines, but may reduce the Fund’s participation in a market advance.
The Fund did not hold options contracts as of May 31, 2024.
Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2024:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts: Put Options Purchased	Realized and Unrealized Gain (Loss) on Investments & Foreign Currency	$ 5,082	$ —

8

GOODHAVEN FUND
Notes to the Financial Statements
May 31, 2024 (Unaudited) (Continued)
B.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Fund includes foreign exchange gains and losses from dividends receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency. The Fund does not isolate that portion of realized gain (loss) or unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized gain (loss) on investments and foreign currency and with net unrealized gain (loss) on investments and foreign currency.
C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.
Net investment losses incurred after December 31, and within the taxable year may be deferred and are deemed to arise on the first business day of the Fund’s next taxable year. As of the Fund’s prior fiscal year-ended November 30, 2023, the Fund did not have any capital loss carryovers. As of the Fund’s prior fiscal year-ended November 30, 2023, the capital loss carryover utilized in the current year was $1,468,182.
As of May 31, 2024, the Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies their major tax jurisdictions as U.S. Federal and the State of Delaware. As of May 31, 2024, the Fund was not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends from REITs and MLPs generally are comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex- dividend date.
F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. Prior to November 1, 2023, the Fund charged a 2.00% redemption fee on shares held less than 60 days.

9

GOODHAVEN FUND
Notes to the Financial Statements
May 31, 2024 (Unaudited) (Continued)
H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
J.
Options Contracts. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less that the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
The following table indicates the average volume when in use for the six months ended May 31, 2024:

Average notional value of: Options purchased	$ —

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Advisor provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Agreement, the Advisor provides all investment advice, office space and certain administrative services, and most of the personnel needed by the Fund. Under the Advisory Agreement, the Advisor is entitled to receive a monthly management fee calculated daily and payable monthly equal to 0.90% of the Fund’s average daily net assets. The amount of Management fees incurred by the Fund for the six months ended May 31, 2024, is disclosed in the Statement of Operations.
The Fund has also entered into a Support Services Agreement (the “Support Agreement”) with the Advisor. Under this agreement, the Advisor is responsible for paying all of the Fund’s other normal day-to-day operational expenses, such as administrative, custody, transfer agency, fund accounting, legal and audit. The support services fee does not cover the following other expenses: (a) any charges associated with the execution of portfolio transactions, such as brokerage commissions, transaction charges or other transaction-related expenses (such as stamp taxes), (b) taxes, acquired fund fees and expenses, if any, imposed on the Fund, (c) interest, if any, on any Fund borrowings, or (d) extraordinary Fund legal expenses incurred outside of the normal operation of the Fund, such as legal fees, arbitration fees, or related expenses in connection with any actual or threatened arbitration, mediation, or litigation. Under the Support Agreement, the Advisor is entitled to receive a monthly fee calculated daily and payable monthly equal to 0.20% of the Fund’s average daily net assets. The amount of support services fees incurred by the Fund for the six months ended May 31, 2024, is disclosed in the Statement of Operations.

10

GOODHAVEN FUND
Notes to the Financial Statements
May 31, 2024 (Unaudited) (Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Fund’s administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.
Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
Investment transactions (excluding short-term investments) for the six months ended May 31, 2024, were as follows:

Purchases at Cost	Sales or Maturity Proceeds
$20,856,491	$5,457,641

There were no purchases or sales/maturities of long-term U.S. Government securities for the six months ended May 31, 2024.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended May 31, 2024 and the year ended November 30, 2023, was as follows:

	May 31, 2024	November 30, 2023
Ordinary income	$1,843,138	$387,947
Long-term capital gains	$1,213,233	$—

As of the Fund’s prior fiscal year-ended November 30, 2023, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$136,085,326
Gross tax unrealized appreciation	65,697,487
Gross tax unrealized depreciation	(2,163,536)
Net unrealized appreciation (depreciation)	63,533,951
Undistributed ordinary income	1,722,901
Undistributed long-term capital gain	1,213,205
Total distributable earnings	2,936,106
Other accumulated gain/(loss)	(132,791)
Total accumulated gain/(loss)	$66,337,266

NOTE 6 – OTHER MATTERS
Significant market disruptions, such as those caused by the COVID-19 (commonly referred to as “coronavirus”) pandemic, war (e.g., Russia’s invasion of Ukraine, Israeli-Palestinian conflict), or other events, can adversely affect local and global markets and normal market operations. The COVID-19 pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus appears to be entering an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. The ultimate economic fallout from these disruptions and the long- term impact on economies, markets, industries, and individual issuers, are not known. Continuing market volatility as a result of these or other events may have adverse effects on the Fund’s investments and lead to losses.

11

GOODHAVEN FUND
Notes to the Financial Statements
May 31, 2024 (Unaudited) (Continued)
NOTE 7 – SUBSEQUENT EVENTS
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statement were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

12

GOODHAVEN FUND
ADDITIONAL INFORMATION (UNAUDITED)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (855) 654-6639 and on the Fund’s website at www.goodhavenfunds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (855) 654-6639 or through the SEC’s website at www.sec.gov.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings for the first and third quarters with the SEC on Form N-PORT. The Fund’s Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Form N-PORT is available without charge, upon request, by calling (855) 654-6639. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.
HOUSEHOLDING
In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the transfer agent toll free at (855) 654-6639 to request individual copies of these documents. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
INFORMATION ABOUT THE FUND’S TRUSTEES
The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (855) 654-6639. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.goodhavenfunds.com.

13

GoodHaven Fund
Advisor
GOODHAVEN CAPITAL MANAGEMENT, LLC
374 Millburn Avenue, Suite 306
Millburn, New Jersey 07041
Distributor
QUASAR DISTRIBUTORS, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant & Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-OK-GOODX
(1-855-654-6639)
Independent Registered Public Accounting Firm
TAIT WELLER
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102
Legal Counsel
BLANK ROME LLP
1271 Avenue of the Americas
New York, New York 10020
GoodHaven Fund
855-OK-GOODX (855-654-6639)
www.goodhavenfunds.com
Symbol – GOODX
CUSIP – 38217G103

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

For the six months ended May 31, 2024, trustee fees paid by the Trust were $16,538.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GoodHaven Funds Trust

By (Signature and Title)*	/s/ Larry Pitkowsky
Larry Pitkowsky, President and Principal Executive Officer

Date	August 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Larry Pitkowsky
Larry Pitkowsky, President and Principal Executive Officer

Date	August 1, 2024

By (Signature and Title)*	/s/ Lynn Iacona
Lynn Iacona, Treasurer and Principal Financial Officer

Date	August 1, 2024